NOTES PAYABLE (Classified by Financial Institutions) (Details) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Short-term Debt [Line Items]
Notes Payable Current	$ 259,546,395	$ 204,880,916
China Citic Bank [Member]
Short-term Debt [Line Items]
Notes Payable Current	35,312,435	42,580,912
Bank Of Zhengzhou [Member]
Short-term Debt [Line Items]
Notes Payable Current	6,420,443	9,533,040
Minsheng Bank of China [Member]
Short-term Debt [Line Items]
Notes Payable Current	19,261,328	24,229,810
Guangdong Development Bank [Member]
Short-term Debt [Line Items]
Notes Payable Current	22,471,549	14,299,560
Shanghai Pudong Development Bank [Member]
Short-term Debt [Line Items]
Notes Payable Current	25,681,771	15,888,400
China Merchants Bank [Member]
Short-term Debt [Line Items]
Notes Payable Current	11,235,775	16,523,936
China Everbright Bank [Member]
Short-term Debt [Line Items]
Notes Payable Current	27,286,881	19,066,080
Bank Of Luoyang [Member]
Short-term Debt [Line Items]
Notes Payable Current	43,337,988	24,627,020
Bank Of Communications [Member]
Short-term Debt [Line Items]
Notes Payable Current	22,792,572	12,710,720
Bank Of Pingdingshan [Member]
Short-term Debt [Line Items]
Notes Payable Current	32,102,213	25,421,438
Bank Of Xuchan [Member]
Short-term Debt [Line Items]
Notes Payable Current	2,407,666
Commercial Bank Of Kaifeng [Member]
Short-term Debt [Line Items]
Notes Payable Current	4,815,332
Huaxia Bank [Member]
Short-term Debt [Line Items]
Notes Payable Current	1,605,111
Ping An Bank [Member]
Short-term Debt [Line Items]
Notes Payable Current	$ 4,815,331